Inventories - Summary of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Classes of current inventories [abstract]
Raw materials, components and consumables	$ 603.4	₨ 44,113.0	₨ 32,776.1
Work-in-progress	598.2	43,734.8	45,502.9
Finished goods	3,734.3	273,017.2	296,248.8
Total	$ 4,935.9	₨ 360,865.0	₨ 374,527.8